GOODWILL AND OTHER INTANGIBLES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible amortization expense	$ 0.5	$ 0.5	$ 0.5